Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 27	$ 19,193,151	$ (21,241,694)	$ (2,048,516)
Beginning Balance, shares at Dec. 31, 2018	26,718,676
Issuance of common stock for conversion of convertible debt, shares
Issuance of common stock for settlement of debt		674,400		$ 674,400
Issuance of common stock for settlement of debt, shares	84,300
Correction to outstanding shares
Correction to outstanding, shares	(173)
Proceeds from the sale of common stock	$ 2	10,499,998		10,500,000
Proceeds from the sale of common stock, shares	2,625,000
Offering costs		(1,631,655)		(1,631,655)
Net loss			(3,930,221)	(3,930,221)
Ending balance, value at Dec. 31, 2019	$ 29	28,735,894	(25,171,915)	3,564,008
Ending Balance, shares at Dec. 31, 2019	29,427,803
Stock option expense		457,242		457,242
Net loss			(1,761,220)	(1,761,220)
Ending balance, value at Mar. 31, 2020	$ 29	29,193,136	(26,933,135)	2,260,030
Ending Balance, shares at Mar. 31, 2020	29,427,803
Beginning balance, value at Dec. 31, 2019	$ 29	28,735,894	(25,171,915)	3,564,008
Beginning Balance, shares at Dec. 31, 2019	29,427,803
Net loss				(2,875,546)
Ending balance, value at Sep. 30, 2020	$ 32	29,708,377	(28,047,461)	1,660,948
Ending Balance, shares at Sep. 30, 2020	31,981,374
Beginning balance, value at Dec. 31, 2019	$ 29	28,735,894	(25,171,915)	3,564,008
Beginning Balance, shares at Dec. 31, 2019	29,427,803
Issuance of common stock for cash	$ 3	274,997		$ 275,000
Issuance of common stock for cash, shares	2,553,571
Issuance of common stock for conversion of convertible debt, shares
Stock option expense		739,973		$ 739,973
Net loss			(3,502,077)	(3,502,077)
Ending balance, value at Dec. 31, 2020	$ 32	29,750,864	(28,673,992)	1,076,904
Ending Balance, shares at Dec. 31, 2020	31,981,374
Beginning balance, value at Mar. 31, 2020	$ 29	29,193,136	(26,933,135)	2,260,030
Beginning Balance, shares at Mar. 31, 2020	29,427,803
Issuance of common stock for cash	$ 3	274,997		275,000
Issuance of common stock for cash, shares	2,553,571
Net loss			(722,842)	(722,842)
Ending balance, value at Jun. 30, 2020	$ 32	29,468,133	(27,655,977)	1,812,188
Ending Balance, shares at Jun. 30, 2020	31,981,374
Stock option expense		240,244		240,244
Net loss			(391,484)	(391,484)
Ending balance, value at Sep. 30, 2020	$ 32	29,708,377	(28,047,461)	1,660,948
Ending Balance, shares at Sep. 30, 2020	31,981,374
Beginning balance, value at Dec. 31, 2020	$ 32	29,750,864	(28,673,992)	1,076,904
Beginning Balance, shares at Dec. 31, 2020	31,981,374
Issuance of common stock for cash		50,000		50,000
Issuance of common stock for cash, shares	100,000
Issuance of common stock for exercise of stock options		15,400		15,400
Issuance of common stock for conversion of convertible debt, shares	35,000
Issuance of common stock for cashless exercise of stock options	$ 1	(1)
Issuance of common stock for conversion of convertible debt, shares	960,550
Issuance of common stock for settlement of litigation		1,103,750		1,103,750
Issuance of common stock for conversion of convertible debt, shares	225,000
Issuance of common stock for settlement of debt	$ 1	499,999		500,000
Issuance of common stock for settlement of debt, shares	1,000,000
Issuance of common stock for settlement agreement	$ 1	3,240,599		3,240,600
Issuance of common stock for conversion of convertible debt, shares	825,000
Issuance of common stock for financing cost		1,440		1,440
Issuance of common stock for conversion of convertible debt, shares	600
Beneficial conversion feature associated with convertible debt		30,000		30,000
Stock option expense		193,587		193,587
Net loss			(4,417,663)	(4,417,663)
Ending balance, value at Mar. 31, 2021	$ 35	34,885,638	(33,091,655)	1,794,018
Ending Balance, shares at Mar. 31, 2021	35,127,524
Beginning balance, value at Dec. 31, 2020	$ 32	29,750,864	(28,673,992)	1,076,904
Beginning Balance, shares at Dec. 31, 2020	31,981,374
Net loss				(11,031,665)
Ending balance, value at Sep. 30, 2021	$ 36	38,206,344	(39,705,657)	(1,499,277)
Ending Balance, shares at Sep. 30, 2021	35,758,149
Beginning balance, value at Mar. 31, 2021	$ 35	34,885,638	(33,091,655)	1,794,018
Beginning Balance, shares at Mar. 31, 2021	35,127,524
Issuance of common stock for exercise of stock options		71,700		71,700
Issuance of common stock for conversion of convertible debt, shares	260,000
Issuance of common stock for settlement of litigation
Issuance of common stock for settlement of debt
Issuance of common stock for settlement agreement
Issuance of common stock for financing cost
Beneficial conversion feature associated with convertible debt		810,634		810,634
Value of warrants issued with convertible debt		488,133		488,133
Fair value of warrants issued for financing costs		457,417		457,417
Stock option expense		104,387		104,387
Net loss			(1,836,674)	(1,836,674)
Ending balance, value at Jun. 30, 2021	$ 35	36,817,909	(34,928,329)	1,889,615
Ending Balance, shares at Jun. 30, 2021	35,387,524
Issuance of common stock for exercise of stock options		5,778		5,778
Issuance of common stock for conversion of convertible debt, shares	26,875
Issuance of common stock for cashless exercise of stock options	$ 1	(1)
Issuance of common stock for conversion of convertible debt, shares	312,500
Issuance of common stock for settlement of litigation		42,018		42,018
Issuance of common stock for conversion of convertible debt, shares	31,250
Value of warrants issued with note payable		778,697		778,697
Fair value of warrants issued for financing costs		503,690		503,690
Stock option expense		58,253		58,253
Net loss			(4,777,328)	(4,777,328)
Ending balance, value at Sep. 30, 2021	$ 36	$ 38,206,344	$ (39,705,657)	$ (1,499,277)
Ending Balance, shares at Sep. 30, 2021	35,758,149